Note 2 - Allowance for Credit Losses for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2024
Notes to Financial Statements
Allowance for Credit Losses [Text Block]
(2)	Allowance for Credit Losses for Trade Accounts Receivable

A summary of changes in the allowance for credit losses for trade accounts receivable for the years ended October 31, 2024 and 2023 follows:

	Years ended October 31,
	2024	2023
Balance at beginning of year	$71,189	$69,643
Bad debt expense	20,936	1,546
Balance at end of year	$92,125	$71,189